UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:       March 31, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     WoodTrust Asset Management, N.A.
Address:  181 2nd Street South
          P.O. Box 8000
          Wisconsin Rapids, WI 54495-8000

Form 13F File No:   28-10000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Linda L. Bender
Title:         Vice President/Personal Trust Officer
Phone:         (715) 422-0210
Signature, Place, and Date of Signing:


/s/ Linda L. Bender   Wisconsin Rapids, Wisconsin   05/07/04
     (Signature)              (City/State)           (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       43

Form 13F Information Table Value Total:$  69,273
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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                         WOODTRUST ASSET MANAGEMENT, N.A.
                              FORM 13F INFORMATION TABLE
                                 March 31, 2004

                                                                                       Voting Authority
                           Title            Value  Shares/  Sh/ Put/ Invstmt   Otr
Name of Issuer               of    Cusip     (x    Prn Amt  Prn Call Dscretn  Mgrs   Sole    Shared None
                           Class           $1,000)

ALTRIA GROUP INC.          COM    02209S103  1,077    19,773  SH      Sole             19,502    271    0
ALTRIA GROUP INC           COM    02209S103     65     1,200  SH      Other             1,200      0    0
AMGEN INC.                 COM     31162100  1,548    26,614  SH      Sole             26,378    236    0
AMGEN INC.                 COM     31162100     42       725  SH      Other               725      0    0
ANHEUSER-BUSCH COS INC.    COM     35229103  1,029    20,181  SH      Sole             19,901    280    0
ASSOCIATED BANC-CORP       COM     45487105    386     8,624  SH      Sole              8,624      0    0
AUTOMATIC DATA PROCESSING  COM     53015103  1,706    40,620  SH      Sole             40,083    537    0
BERKSHIRE HATHAWAY INC     COM     84670207  3,749     1,205  SH      Sole              1,189     16    0
BRISTOL-MYERS SQUIBB CO.   COM    110122108    319    13,149  SH      Sole             13,149      0    0
CISCO SYSTEMS INC.         COM    17275R102    327    13,888  SH      Sole             13,888      0    0
COCA-COLA COMPANY          COM    191216100  1,866    37,101  SH      Sole             36,663    438    0
COCA-COLA COMPANY          COM    191216100     28       550  SH      Other               550      0    0
DELL INC.                  COM    24702R101  1,018    30,272  SH      Sole             29,854    418    0
EMC CORPORATION            COM    268648102    171    12,573  SH      Sole             12,573      0    0
EMC CORPORATION            COM    268648102     14     1,000  SH      Other             1,000      0    0
EXXON-MOBIL CORPORATION    COM    30231G102  2,162    51,987  SH      Sole             51,456    531    0
EXXON-MOBIL CORPORATION    COM    30231G102     48     1,156  SH      Other             1,156      0    0
FANNIE MAE                 COM    313586109  1,599    21,508  SH      Sole             21,211    297    0
FIRST DATA CORP            COM    319963104  1,235    29,300  SH      Sole             28,944    356    0
GENERAL ELECTRIC COMPANY   COM    369604103  2,910    95,345  SH      Sole             94,413    932    0
GENERAL ELECTRIC COMPANY   COM    369604103    117     3,840  SH      Other             3,840      0    0
HOME DEPOT INC.            COM    437076102  2,069    55,377  SH      Sole             54,747    630    0
INTEL CORPORATION          COM    458140100  1,279    47,033  SH      Sole             46,586    447    0
INTEL CORPORATION          COM    458140100    103     3,800  SH      Other             3,800      0    0
JOHNSON & JOHNSON          COM    478160104    323     6,368  SH      Sole              6,368      0    0
JOHNSON & JOHNSON          COM    478160104     41       800  SH      Other               800      0    0
KIMBERLY-CLARK CORPORATION COM    494368103    223     3,539  SH      Sole              3,539      0    0
LOWES COMPANIES INC.       COM    548661107  1,085    19,331  SH      Sole             19,057    274    0
MARSHALL & ILSLEY CORP     COM    571834100  3,154    83,406  SH      Sole             82,820    586    0
MEDTRONIC INC.             COM    585055106  2,280    47,755  SH      Sole             47,151    604    0
MERCK & CO INC.            COM    589331107    270     6,118  SH      Sole              6,118      0    0
MICROSOFT CORPORATION      COM    594918104  1,256    50,392  SH      Sole             49,869    523    0
MICROSOFT CORPORATION      COM    594918104      4       144  SH      Other               144      0    0
NOKIA CORPORATION          ADR    654902204  1,297    63,957  SH      Sole             63,111    846    0
NOKIA CORPORATION          ADR    654902204     20     1,000  SH      Other             1,000      0    0
ORACLE CORPORATION         COM    68389X105  1,461   121,772  SH      Sole            120,143  1,629    0
PEPSICO INC.               COM    713448108  1,432    26,599  SH      Sole             26,288    311    0
PEPSICO INC.               COM    713448108    124     2,300  SH      Other             2,300      0    0
PFIZER INC.                COM    717081103  2,499    71,300  SH      Sole             70,494    806    0
PFIZER INC.                COM    717081103     56     1,600  SH      Other             1,600      0    0
PROCTOR & GAMBLE COMPANY   COM    742718109  2,230    21,261  SH      Sole             20,965    296    0
PROCTOR & GAMBLE COMPANY   COM    742718109    115     1,100  SH      Other             1,100      0    0
RENAISSANCE LEARNING INC.  COM    75968L105  5,297   200,873  SH      Sole            199,401  1,472    0
SEI CORPORATION            COM    784117103  1,066    32,314  SH      Sole             31,867    467    0
STORA ENSO CORPORATION     ADR    86210M106  2,907   229,814  SH      Sole            229,814      0    0
TIME WARNER INC.           COM    887317105  1,543    91,487  SH      Sole             90,272  1,215    0
TOYOTA MOTOR CORP.         ADR    892331307  1,088    14,610  SH      Sole             14,406    204    0
UNITEDHEALTH GROUP INC.    COM    91324P102  2,373    36,828  SH      Sole             36,304    524    0
WAL-MART STORES INC.       COM    931142103  1,895    31,745  SH      Sole             31,321    424    0
WAL-MART STORES INC.       COM    931142103     36       600  SH      Other               600      0    0
WALGREEN COMPANY           COM    931422109  1,044    31,675  SH      Sole             31,257    418    0
WASHINGTON MUTUAL INC.     COM    939322103  1,759    41,184  SH      Sole             40,627    557    0
WASTE MANAGEMENT INC.      COM    94106L109  2,309    76,506  SH      Sole             75,506  1,000    0
WELLS FARGO & COMPANY      COM    949746101  2,787    49,179  SH      Sole             48,549    630    0
WEYERHAEUSER COMPANY       COM    962166104    218     3,335  SH      Sole              3,335      0    0
WRIGLEY COMPANY            COM    982526105  1,095    18,525  SH      Sole             18,265    260    0
3M COMPANY                 COM    88579Y101  1,112    13,588  SH      Sole             13,415    173    0
3M COMPANY                 COM    88579Y101      7        86  SH      Other                86      0    0

REPORT SUMMARY                43           69,273

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